Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2017 and 2016 is as follows:

	2017 $	2016 $
Comprehensive loss	(34,742)	(37,173)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2016-26.51%)	(9,211)	(9,856)
Permanent differences	13,015	5,099
Share issuance costs	(4,502)	(2,965)
Stock-based compensation benefits	(4,722)	—
State tax losses	(4,875)	—
Other items	367	(39)
Foreign tax rate differential	711	(664)
Increase in valuation allowance	9,217	8,425
Provision for income tax (recovery) expense	—	—

Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2017 and 2016 are as follows:

	2017 $	2016 $
Deferred tax assets
State tax loss carryforwards	6,839	—
Share issuance costs	6,662	4,662
Lease accruals and reserves	5,747	4,827
Tax loss carryforwards	4,283	4,936
SR&ED expenditure carryforwards	3,486	3,363
Temporary differences on capital and intangible assets	3,236	2,596
Investment tax credits	3,046	2,766
Stock based compensation expense	237	689
Total deferred tax assets	33,536	23,839
Valuation allowance	(31,653)	(22,436)
	1,883	1,403
Deferred tax liabilities
Capitalized software development costs	3,271	1,403
Total deferred tax liabilities	3,271	1,403
Net deferred tax liability	1,388	—

Schedule of Expiration Dates of Tax Credits and Non-Capital Loss Carry Forwards
As at December 31, 2017 and 2016, the Company had unused non-capital tax losses of approximately $96,495 and $17,728 respectively. U.S. state losses of $80,458 are included in the balance at December 31, 2017. In addition, at December 31, 2017 and 2016, the Company has SR&ED expenditure pool balance totaling $13,148 and $12,683 respectively, and investment tax credits of $3,762 and $3,435 respectively, that are due to expire as follows:

	Non-Capital Losses $	SR&ED Expenditures $	Investment Tax Credits $
2032	14	—	394
2033	52	—	197
2034	245	—	563
2035	625	—	557
2036	30,023	—	1,050
2037	65,536	—	1,001
Indefinite	—	13,148	—
	96,495	13,148	3,762